Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,896)	$ (2,051)
Adjustments required to reconcile net loss to net cash used in operating activities -
Depreciation	23	11
Share based compensation expenses	109	376
Changes in operating assets and liabilities items:
Increase (decrease) in inventory	(6)	3
Increase in trade receivables		(9)
Increase in deferred initial public offering cost		(25)
Decrease (increase) in governmental grants receivables	(29)	7
Decrease (increase) in other receivables and prepaid expenses	(95)	29
Increase in advance payments	20	11
Decrease in deferred revenues	(12)	(1)
Increase (decrease) in accounts payable	(44)	16
Increase in accrued payroll and other employment related accruals	163	71
Increase in accrued expenses	48	123
Net cash used in operating activities	(3,719)	(1,439)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(93)	(15)
Net change in deposits	(2,055)
Net cash used in investing activities	(2,148)	(15)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of SAFEs (Simple Agreements for Future Equity)		500
Proceeds from issuance of ordinary shares as a result of exercise of warrants	1,448
Net cash provided by financing activities	1,448	500
NET DECREASE IN CASH AND CASH EQUIVALENTS	(4,419)	(954)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	10,373	1,274
CASH AND CASH EQUIVALENTS AT END OF PERIOD	5,954	320
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Right-of-use asset recognized against lease liability	$ 446	$ 56